CONSOLIDATED BALANCE SHEETS (Parenthetical) (KRW)	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, related party	2,575,000,000	3,257,000,000
Accounts payable, related party	637,000,000	950,000,000
Preferred shares, par value	500	500
Preferred shares, shares authorized	2,000,000	2,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Common shares, par value	500	500
Common shares, shares authorized	38,000,000	38,000,000
Common shares, shares issued	6,948,900	6,948,900
Common shares, shares outstanding	6,948,900	6,948,900
Related Party Transactions
Other current assets	84,000,000	275,000,000
Capitalized software development cost	544,000,000	279,000,000
Other non-current assets	0	43,000,000
Deferred revenue	559,000,000	554,000,000
Long-term deferred revenue	5,503,000,000	4,869,000,000